Basis of Preparation - Group Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lilium N.V.
Basis of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium GmbH
Basis of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Schweiz GmbH
Basis of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation UK Ltd.
Basis of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation Inc.
Basis of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium eAircraft GmbH
Basis of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Stichting JSOP
Basis of Preparation
Proportion of interest in subsidiary	0.00%	0.00%
Lilium Aviation Spain SLU
Basis of Preparation
Proportion of interest in subsidiary	100.00%